NOTE 5 - PROPERTY AND EQUIPMENT, NET: Schedule of Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Property and Equipment, Net

	As of June 30,
	2018	2017
Buildings	$9,794,094	$-
Machinery and equipment	8,309,138	7,504,832
Office equipment and furniture	525,886	452,825
Automobiles	622,720	390,063
Leasehold improvements	3,985,511	3,825,740
Construction in progress	2,375,461	-
Total	25,612,810	12,173,460
Less: accumulated depreciation	(4,662,125)	(3,420,420)
Property, plant and equipment, net	$20,950,685	$8,753,040